Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Income before Income Taxes	¥ 296,577		¥ 302,995	¥ 228,527
Income before Income Taxes	138,924		121,970	162,775
Income before Income Taxes	435,501	[1]	424,965	391,302
Current provision for income taxes	108,324		118,721	77,784
Deferred provision for income taxes	5,588		25,318	42,528
Provision for income taxes	113,912		144,039	120,312
Japan
Income Taxes [Line Items]
Current provision for income taxes	85,514		85,963	34,866
Deferred provision for income taxes	5,960		20,859	34,315
Overseas
Income Taxes [Line Items]
Current provision for income taxes	22,810		32,758	42,918
Deferred provision for income taxes	¥ (372)		¥ 4,459	¥ 8,213

[1]	ORIX Corporation Europe N. V., one of the Company's subsidiaries domiciled in the Netherlands, which changed its name from Robeco Groep N. V. on January 1, 2018, is a holding company owning asset management companies. Due to its customer base being spread across the world, total revenues and income before income taxes of the Company are included in "Other." Based on its legal entity location, revenues were ¥108,446 million in the Americas and ¥76,726 million in Other for the fiscal year ended March 31, 2016, ¥96,157 million in the Americas and ¥76,012 million in Other for the fiscal year ended March 31, 2017, and ¥100,116 million in the Americas and ¥87,100 million in Other for the fiscal year ended March 31, 2018.